Royalties, mining and income tax, and deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Mining and income tax
Schedule of royalty tax expense

Figures in million – SA rand	2023	2022	2021
Current charge	(1,050)	(1,834)	(2,923)
SA gold royalties	(115)	(64)	(167)
SA PGM royalties	(804)	(1,770)	(2,756)
Australian royalties	(131)	—	—
Prior year royalty tax refund	—	—	209
Total royalties	(1,050)	(1,834)	(2,714)

Schedule of mining and income tax expense	The components of mining and income tax are the following:

Figures in million – SA rand	Note	2023	2022	2021
Current tax		(3,178)	(9,282)	(13,506)
Mining tax		(2,960)	(8,225)	(11,816)
Non-mining tax		(370)	(310)	(220)
Company and withholding tax		152	(747)	(1,470)
Deferred tax	11.3	5,594	358	(255)
Deferred tax charge		6,277	305	(593)
Prior year adjustment		43	—	252
Deferred tax rate adjustment[1]		(726)	53	86
Total mining and income tax		2,416	(8,924)	(13,761)
The deferred tax rate adjustment in South Africa and the US was:

Figures in million – SA rand	2023	2022	2021
South Africa	(731)	(150)	200
United States	5	203	(114)
Deferred tax rate adjustment	(726)	53	86
The change in the estimated long-term deferred tax rate at which the temporary differences will reverse as a result of applying the mining tax formula at the SA gold operations amounted to a deferred tax charge of R731 million for the year ended 31 December 2023 (2022: charge of R150 million, which included a partial offset resulting from the change in the South African corporate tax rate from 28% to 27% from 1 January 2023, and 2021: benefit of R200 million)

Schedule of reconciliation of the Group's mining and income tax to the South African statutory company tax rate	Reconciliation of the Group’s mining and income tax to the South African statutory company tax rate of 27% (2022 and 2021: 28%):

Figures in million – SA rand	2023	2022	2021
Tax on loss/(profit) before tax at maximum South African statutory company tax rate (27% (2022 and 2021: 28%))	10,758	(7,813)	(13,316)
South African gold mining tax formula rate adjustment	236	19	63
US state tax adjustment[1]	1,121	(168)	—
US statutory tax rate adjustment[1]	(2,176)	181	466
Deferred tax rate differentials	—	16	—
Non-deductible amortisation and depreciation	(2)	(2)	(13)
Non-taxable dividend received	1	4	7
Non-deductible finance expense	(180)	(196)	(108)
Non-deductible share-based payments	(7)	(7)	(42)
Non-deductible loss on fair value of financial instruments	(101)	(976)	(1,021)
Non-taxable gain on acquisition	243	—	—
Non-taxable gain on foreign exchange differences	463	22	47
Non-taxable share of results of equity-accounted investees	(317)	360	557
(Non-deductible impairments)/non-taxable reversal of impairments	(2,392)	1	(22)
Non-deductible transaction costs	(158)	(76)	(69)
Tax adjustment in respect of prior periods	10	(35)	386
Net other non-taxable income and non-deductible expenditure	(272)	324	351
Change in estimated deferred tax rate	(726)	53	86
Unrecognised or derecognised deferred tax assets[2]	(4,085)	(631)	(1,133)
Mining and income tax	2,416	(8,924)	(13,761)
Effective tax rate	6%	32%	29%
1The US statutory rate adjustment relates to the difference between the US federal tax rate (21%) and the South African statutory company tax rate (27%). The US is also subject to state taxes for which adjustment has been made
2The amount for the year ended 31 December 2023 relates mainly to unrecognised deferred tax assets at Sandouville nickel refinery of R1,358 million, Century of
R1,319 million, Burnstone of R436 million, Cooke of R278 million and SGL of R384 million. The amount for the year ended 31 December 2022 mainly consist of deferred tax assets not recognised of R86 million at SGL, R227 million at Cooke and R287 million at Burnstone. The amount for year ended 31 December 2021 include the derecognition of deferred tax assets of R837 million relating to deductible temporary differences, that could no longer be recognised due to the impairment of the mining assets in the
SA gold operations
Schedule of deferred tax

Figures in million – SA rand	Notes	2023	2022	2021
Included in the statement of financial position as follows:
Deferred tax assets		(1,942)	(2,442)	(906)
Deferred tax liabilities		4,176	9,360	7,818
Net deferred tax liabilities		2,234	6,918	6,912
Reconciliation of the deferred tax balance:
Balance at beginning of the year		6,918	6,912	6,055
Deferred tax on acquisition of subsidiaries	16.2	348	—	—
Loss on remeasurement of previous interest in joint operation		21	—	—
Derecognition with deemed disposal of interest in joint operation	19	(142)	—	—
Deferred tax recognised in profit or loss	11.2	(5,594)	(358)	255
Deferred tax recognised in other comprehensive income		58	(81)	99
Foreign currency translation		625	445	503
Balance at end of the year		2,234	6,918	6,912

Schedule of components of net deferred tax liabilities	The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Figures in million – SA rand	2023	2022	2021
Deferred tax liabilities
Mining assets	9,387	13,001	10,763
Environmental rehabilitation obligation funds	973	713	587
US$ Convertible bond	349	—	—
Other	939	294	300
Gross deferred tax liabilities[1]	11,648	14,008	11,650
Deferred tax assets
Environmental rehabilitation obligation	(1,583)	(1,404)	(1,229)
Occupational healthcare obligation	(91)	(121)	—
Other payables and provisions[2]	(2,047)	(1,385)	(922)
Derivative financial instrument	(349)	—	—
Financial instruments	(416)	—	(19)
Tax losses and unredeemed capital expenditure	(4,857)	(4,097)	(2,518)
Share-based payment obligation	(71)	(83)	(50)
Gross deferred tax assets[3]	(9,414)	(7,090)	(4,738)
Net deferred tax liabilities	2,234	6,918	6,912
1The aggregate amount of temporary differences associated with investments in subsidiaries, for which no deferred tax liabilities have been recognised under the IAS 12.39 exemption at 31 December 2023, amounts to R811 million (2022: R13,659 million and 2021: R7,599 million)
2This includes other payables such as lease liabilities as well as employee-related liabilities. No deferred tax asset was recognised at 31 December 2023 for the onerous contract provision due to the low probability of future taxable profits for the Sandouville nickel refinery
3The amount of deductible temporary differences, unused tax losses as well as unredeemed capital expenditure for which no deferred tax asset is recognised in the statement of financial position, amounted to R68,868 million (2022: R48,648 million and 2021: R43,061 million ). The 2022 amount changed as a result of unrecognised deferred tax assets relating to capital losses being separately disclosed in the current year. The amount of capital losses for which no deferred tax asset was recognised amounted to R6,157 million (2022: R5,613 million, 2021: R3,609 million). Tax losses are available to be utilised against income generated by the relevant tax entity and do not expire unless the tax entity concerned ceases to operate for a period of longer than one year for the South African operations. Under South African mining tax ring-
fencing legislation, each tax entity is treated separately and as such these deductions can only be utilised by the tax entities in which the deductions have been generated. Tax losses are also available to be utilised against income generated by the relevant tax entity in France and Australia and do not expire. In Canada, tax losses expire after 20 years

Schedule of tax and royalties receivables and payables

Figures in million – SA rand	Notes	2023	2022	2021
Included in the statement of financial position as follows:
Tax, carbon tax and royalties receivable		(973)	(723)	(1,245)
Tax, carbon tax and royalties payable		743	104	199
Non-current portion of tax, carbon tax and royalties payable		64	11	10
Current portion of tax, carbon tax and royalties payable		679	93	189
Net tax, carbon tax and royalties receivable		(230)	(619)	(1,046)

Reconciliation of the net tax, carbon tax and royalties receivable balance:
Balance at beginning of the year		(619)	(1,046)	649
Royalties, carbon tax and current tax[1]		4,230	11,106	16,224
Royalties, carbon tax and tax paid		(4,131)	(10,681)	(17,894)
Royalties and carbon tax paid		(922)	(1,815)	(3,055)
Tax paid		(3,209)	(8,866)	(14,839)
Tax payable/(receivable) on acquisition of subsidiaries	16.1	285	(3)	—
Other		10	(8)	—
Foreign currency translation		(5)	13	(25)
Balance at end of the year		(230)	(619)	(1,046)
1The amount is made up of royalties tax charge of R1,050 million (2022: R1,834 million and 2021: R2,714 million) (see note 11.1), carbon tax charge of R2 million (2022: tax income of R10 million and 2021: charge of R4 million) and current tax charge of R3,178 million (2022: R9,282 million and 2021: R13,506 million) (see note 11.2)